Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Accumulated deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Equity attributable to Stratasys Ltd. [Member]	Non-controlling Interests [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 145		$ 2,663,274	$ (1,523,906)	$ (7,023)	$ 1,132,490	$ 17	$ 1,132,507
Beginning Balance (in shares) at Dec. 31, 2017	53,631
Cumulative effect of changes in accounting principles				3,544		3,544		3,544
Issuance of shares in connection with stock-based compensation plans		[1]	334			334		334
Issuance of shares in connection with stock-based compensation plans (in shares)	79
Stock-based compensation			3,415			3,415		3,415
Comprehensive income (loss)				(13,041)	1,686	(11,355)	(34)	(11,389)
Ending Balance at Mar. 31, 2018	$ 145		2,667,023	(1,533,403)	(5,337)	1,128,428	(17)	1,128,411
Ending Balance (in shares) at Mar. 31, 2018	53,710
Issuance of shares in connection with stock-based compensation plans	$ 1		38			39		39
Issuance of shares in connection with stock-based compensation plans (in shares)	19
Stock-based compensation			4,278			4,278		4,278
Purchase of redeemable non-controlling interests			(935)			(935)		(935)
Comprehensive income (loss)				(3,551)	(3,766)	(7,317)	17	(7,300)
Ending Balance at Jun. 30, 2018	$ 146		2,670,404	(1,536,954)	(9,103)	1,124,493		1,124,493
Ending Balance (in shares) at Jun. 30, 2018	53,729
Issuance of shares in connection with stock-based compensation plans		[1]	1,344	0		1,344		1,344
Issuance of shares in connection with stock-based compensation plans (in shares)	81
Stock-based compensation			4,013			4,013		4,013
Purchase of redeemable non-controlling interests			1			1		1
Comprehensive income (loss)				(679)	288	(391)		(391)
Ending Balance at Sep. 30, 2018	$ 146		2,675,762	(1,537,633)	(8,815)	1,129,460		1,129,460
Ending Balance (in shares) at Sep. 30, 2018	53,810
Beginning Balance at Dec. 31, 2018	$ 146		2,681,048	(1,531,326)	(7,753)	1,142,115		1,142,115
Beginning Balance (in shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans		[1]	2,222			2,222		2,222
Issuance of shares in connection with stock-based compensation plans (in shares)	167
Stock-based compensation			4,229			4,229		4,229
Comprehensive income (loss)				(2,270)	568	(1,702)		(1,702)
Ending Balance at Mar. 31, 2019	$ 146		2,687,499	(1,533,596)	(7,185)	1,146,864		1,146,864
Ending Balance (in shares) at Mar. 31, 2019	54,048
Issuance of shares in connection with stock-based compensation plans	$ 1		2,030			2,031		2,031
Issuance of shares in connection with stock-based compensation plans (in shares)	296
Stock-based compensation			6,093			6,093		6,093
Comprehensive income (loss)				1,152	138	1,290		1,290
Ending Balance at Jun. 30, 2019	$ 147		2,695,622	(1,532,444)	(7,047)	1,156,278		1,156,278
Ending Balance (in shares) at Jun. 30, 2019	54,344
Issuance of shares in connection with stock-based compensation plans	$ 1		917			918		918
Issuance of shares in connection with stock-based compensation plans (in shares)	84
Stock-based compensation			5,435			5,435		5,435
Comprehensive income (loss)				(6,941)	(920)	(7,861)		(7,861)
Ending Balance at Sep. 30, 2019	$ 148		$ 2,701,974	$ (1,539,385)	$ (7,967)	$ 1,154,770		$ 1,154,770
Ending Balance (in shares) at Sep. 30, 2019	54,428

[1]	Represents an amount less than 0.5 thousand.